POSTRETIREMENT BENEFIT PLANS - Summary of Amounts Recorded in AOCI (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Principal pension
Defined Benefit Plan Disclosure [Line Items]
Prior service cost (credit)	$ 12
Net loss (gain)	(404)
Total recorded in AOCI	(392)
Other pension
Defined Benefit Plan Disclosure [Line Items]
Prior service cost (credit)	(25)	$ (28)	$ (36)
Net loss (gain)	719	91	122
Total recorded in AOCI	694	$ 63	$ 86
Principal retiree benefit
Defined Benefit Plan Disclosure [Line Items]
Prior service cost (credit)	(366)
Net loss (gain)	(375)
Total recorded in AOCI	$ (741)